Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 11.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	21,703,472	488,762,189
Total Alternative Strategies Funds (Cost $410,527,912)		488,762,189

Common Stocks 11.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Hotels, Restaurants & Leisure 0.2%
Marriott International, Inc., Class A(b)	39,734	5,369,653
Total Consumer Discretionary		5,369,653
Real Estate 10.9%
Equity Real Estate Investment Trusts (REITS) 10.9%
Alexandria Real Estate Equities, Inc.	124,253	25,642,092
American Homes 4 Rent, Class A	409,245	17,163,735
American Tower Corp.	61,071	17,843,114
Americold Realty Trust	245,745	9,028,671
AvalonBay Communities, Inc.	94,130	21,610,365
Brixmor Property Group, Inc.	209,070	4,902,692
Camden Property Trust	73,962	11,097,258
Centerspace	113,319	11,465,616
Coresite Realty Corp.	68,177	10,115,422
Corporate Office Properties Trust	200,009	5,636,254
CyrusOne, Inc.	40,601	3,125,465
Duke Realty Corp.	430,088	22,583,921
Equinix, Inc.	32,172	27,135,473
Equity LifeStyle Properties, Inc.	298,941	25,430,911
Extra Space Storage, Inc.	88,175	16,480,789
Federal Realty Investment Trust	165,077	20,101,426
First Industrial Realty Trust, Inc.	346,201	19,383,794
Four Corners Property Trust, Inc.	147,153	4,210,047
Gaming and Leisure Properties, Inc.	392,680	19,359,124
Healthpeak Properties, Inc.	340,310	12,251,160
Highwoods Properties, Inc.	175,678	8,026,728
Host Hotels & Resorts, Inc.(b)	768,623	12,728,397
Invitation Homes, Inc.	552,299	22,743,673
Life Storage, Inc.	171,761	21,373,939
Medical Properties Trust, Inc.	648,271	13,276,590
Common Stocks (continued)
Issuer	Shares	Value ($)
National Storage Affiliates Trust	150,550	8,618,988
Prologis, Inc.	157,944	21,268,739
SITE Centers Corp.	344,443	5,548,977
STORE Capital Corp.	451,401	16,282,034
Sun Communities, Inc.	73,696	14,849,007
Tanger Factory Outlet Centers, Inc.	452,634	7,568,040
Welltower, Inc.	321,403	28,132,405
Total		484,984,846
Total Real Estate		484,984,846
Total Common Stocks (Cost $442,717,743)		490,354,499

Foreign Government Obligations(c),(d) 7.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.5%
Republic of Austria Government Bond(e)
10/20/2026	0.750%	EUR	16,650,000	21,013,160
Belgium 0.3%
Kingdom of Belgium Government Bond(e)
03/28/2035	5.000%	EUR	6,842,000	13,409,236
Chile 1.0%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	22,545,000,000	29,795,077
Bonos de la Tesoreria de la Republica en pesos(e)
09/01/2030	4.700%	CLP	11,315,000,000	14,617,405
Total				44,412,482
China 0.3%
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	6,017,528
05/21/2030	2.680%	CNY	52,200,000	7,905,531
Total				13,923,059
France 0.7%
French Republic Government Bond OAT(e),(f)
11/25/2030	0.000%	EUR	17,006,000	20,317,067
11/25/2031	0.000%	EUR	9,799,000	11,606,890
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	464	877
Total				31,924,834
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 1.2%
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	3,168,000,000	28,947,825
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,593,000,000	23,425,487
Total				52,373,312
Mexico 0.6%
Mexican Bonos
05/31/2029	8.500%	MXN	287,063,300	15,646,043
Mexico Government International Bond
05/29/2031	7.750%	MXN	250,400,000	13,143,380
Total				28,789,423
Netherlands 0.5%
Netherlands Government Bond(e)
07/15/2026	0.500%	EUR	17,660,000	22,037,280
Poland 0.7%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	68,777,000	19,085,078
10/25/2029	2.750%	PLN	42,319,000	12,047,679
Total				31,132,757
Spain 0.8%
Spain Government Bond(e),(f)
01/31/2028	0.000%	EUR	11,476,000	13,653,637
Spain Government Bond(e)
04/30/2030	0.500%	EUR	15,215,000	18,542,789
07/30/2041	4.700%	EUR	1,470,000	2,936,285
Total				35,132,711
United Kingdom 0.5%
United Kingdom Gilt(e)
10/22/2028	1.625%	GBP	10,885,000	16,180,830
01/22/2045	3.500%	GBP	3,257,133	6,738,966
Total				22,919,796
Total Foreign Government Obligations (Cost $319,130,249)				317,068,050

Inflation-Indexed Bonds(c) 15.1%

Australia 0.4%
Australia Government Bond(e)
11/21/2027	0.750%	AUD	4,265,304	3,496,447
08/21/2035	2.000%	AUD	3,435,323	3,404,939
08/21/2040	1.250%	AUD	2,106,692	1,946,872
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	10,152,238	8,814,229
Total				17,662,487
Canada 0.9%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	17,602,240	18,027,008
12/01/2031	4.000%	CAD	7,832,635	9,188,490
12/01/2036	3.000%	CAD	5,336,579	6,285,522
12/01/2041	2.000%	CAD	4,804,507	5,315,313
Total				38,816,333
France 1.2%
France Government Bond OAT(e)
07/25/2030	0.700%	EUR	12,906,931	18,779,809
07/25/2032	3.150%	EUR	9,111,456	16,851,811
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	7,846,240	9,933,191
07/25/2040	1.800%	EUR	3,901,291	7,643,178
Total				53,207,989
Germany 0.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	5,289,660	7,707,852
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	3,206,087	4,663,487
05/15/2028	1.300%	EUR	2,789,308	3,810,241
09/15/2035	2.350%	EUR	984,135	1,616,299
09/15/2041	2.550%	EUR	683,915	1,241,680
Total				11,331,707
Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	800,671,040	7,413,828
03/10/2027	0.100%	JPY	1,531,719,024	14,270,925
03/10/2028	0.100%	JPY	252,482,500	2,356,230
Total				24,040,983
Mexico 0.3%
Mexican Udibonos
11/30/2028	4.000%	MXN	236,011,669	12,926,721
Spain 0.1%
Spain Government Inflation-Linked Bond(e)
11/30/2033	0.700%	EUR	4,205,240	6,081,200

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 4.7%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	8,850,944	13,297,599
03/22/2029	0.125%	GBP	12,631,442	22,039,363
03/22/2034	0.750%	GBP	12,362,668	26,035,196
11/22/2037	1.125%	GBP	10,122,145	24,734,523
03/22/2044	0.125%	GBP	10,681,657	26,137,647
03/22/2052	0.250%	GBP	12,147,452	36,339,658
11/22/2056	0.125%	GBP	8,884,191	28,528,629
11/22/2065	0.125%	GBP	4,991,392	19,806,362
03/22/2068	0.125%	GBP	2,308,304	9,890,335
Total				206,809,312
United States 6.5%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		24,279,695	24,563,921
01/15/2024	0.625%		48,024,587	51,450,842
01/15/2025	0.250%		35,571,571	38,442,296
07/15/2027	0.375%		24,013,118	27,040,468
01/15/2028	0.500%		22,477,698	25,489,193
07/15/2028	0.750%		12,866,251	14,936,161
01/15/2029	0.875%		20,806,805	24,396,541
07/15/2029	0.250%		17,807,280	20,103,675
07/15/2030	0.125%		8,978,753	10,067,206
04/15/2032	3.375%		7,405,430	11,040,872
02/15/2042	0.750%		9,853,668	12,280,378
02/15/2043	0.625%		9,529,551	11,635,153
02/15/2045	0.750%		7,496,174	9,465,553
02/15/2048	1.000%		6,950,028	9,510,471
Total				290,422,730
Total Inflation-Indexed Bonds (Cost $590,655,718)				669,007,314

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	97,417	1,315,124
Columbia Solutions Conservative Portfolio(a)	629,542	6,887,186
Total Multi-Asset/Tactical Strategies Funds (Cost $7,827,906)		8,202,310
Residential Mortgage-Backed Securities - Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(g)
09/21/2051	3.000%	18,750,000	19,601,074
09/21/2051	3.500%	19,050,000	20,047,148
09/21/2051	4.000%	16,520,000	17,490,550
Uniform Mortgage-Backed Security TBA(g)
09/16/2036	2.500%	12,248,328	12,807,692
09/16/2036- 09/14/2051	3.000%	35,300,000	36,973,229
09/14/2051	3.500%	35,230,000	37,266,734
09/14/2051	4.000%	36,000,000	38,561,423
09/14/2051	4.500%	33,800,000	36,547,291
Total Residential Mortgage-Backed Securities - Agency (Cost $219,114,274)			219,295,141

U.S. Treasury Obligations 5.5%

U.S. Treasury
07/31/2026	0.625%	45,850,000	45,534,781
06/30/2028	1.250%	33,248,000	33,658,405
05/15/2029	2.375%	28,507,000	31,103,810
08/15/2029	1.625%	28,483,500	29,493,774
11/15/2029	1.750%	27,519,000	28,761,655
08/15/2030	0.625%	26,810,000	25,398,286
11/15/2030	0.875%	25,851,000	24,986,607
02/15/2031	1.125%	24,922,000	24,591,005
Total U.S. Treasury Obligations (Cost $244,142,241)			243,528,323

Money Market Funds 28.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(a),(h)	1,281,184,397	1,281,056,279
Total Money Market Funds (Cost $1,281,056,279)		1,281,056,279
Total Investments in Securities (Cost: $3,515,172,322)		3,717,274,105
Other Assets & Liabilities, Net		725,132,490
Net Assets		4,442,406,595

At August 31, 2021, securities and/or cash totaling $202,475,743 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
68,622,000 CNY	10,559,180 USD	Citi	09/15/2021	—	(50,983)
467,493,300 EUR	551,534,156 USD	Citi	09/15/2021	—	(610,493)
142,000,000,000 IDR	9,861,111 USD	Citi	09/15/2021	—	(97,775)
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
741,000 MXN	37,190 USD	Citi	09/15/2021	363	—
100,613,000 PLN	26,009,886 USD	Citi	09/15/2021	—	(259,601)
48,056,488 USD	966,613,000 MXN	Citi	09/15/2021	—	(16,129)
35,978,600,000 CLP	46,382,107 USD	Goldman Sachs International	09/15/2021	—	(86,486)
76,658,420,000 IDR	5,316,118 USD	Goldman Sachs International	09/15/2021	—	(60,167)
203,026,097 GBP	281,075,428 USD	HSBC	09/15/2021	1,934,441	—
28,882,178,280 JPY	264,538,474 USD	HSBC	09/15/2021	1,977,667	—
8,839,558,000 JPY	80,353,701 USD	HSBC	09/15/2021	—	(4,555)
1,820,379,000 MXN	91,318,933 USD	HSBC	09/15/2021	846,675	—
31,999,000 NOK	3,622,181 USD	HSBC	09/15/2021	—	(58,358)
13,869,000 NZD	9,750,600 USD	HSBC	09/15/2021	—	(22,190)
191,737,000 PLN	49,470,814 USD	HSBC	09/15/2021	—	(590,635)
132,688,000 SEK	15,381,545 USD	HSBC	09/15/2021	3,810	—
112,694,000 SEK	13,058,794 USD	HSBC	09/15/2021	—	(1,757)
4,652,000 SGD	3,460,074 USD	HSBC	09/15/2021	1	—
5,586,000 SGD	4,124,329 USD	HSBC	09/15/2021	—	(30,436)
95,266,225 USD	80,669,000 EUR	HSBC	09/15/2021	9,914	—
32,714,977 USD	289,010,000 NOK	HSBC	09/15/2021	527,080	—
502,293 USD	4,333,000 SEK	HSBC	09/15/2021	—	(124)
13,870,000 ZAR	938,811 USD	HSBC	09/15/2021	—	(14,244)
60,706,378 USD	6,677,202,000 JPY	JPMorgan	09/15/2021	—	(5,571)
44,389,850 USD	170,021,000 PLN	JPMorgan	09/15/2021	1,674	—
64,179,000 AUD	47,350,079 USD	Morgan Stanley	09/15/2021	396,038	—
32,878,000 AUD	24,049,599 USD	Morgan Stanley	09/15/2021	—	(4,296)
51,325,000 CAD	41,025,640 USD	Morgan Stanley	09/15/2021	345,624	—
40,869,000 CAD	32,392,365 USD	Morgan Stanley	09/15/2021	—	(262)
98,156,000 CHF	107,236,050 USD	Morgan Stanley	09/15/2021	12,027	—
130,206,000 DKK	20,671,147 USD	Morgan Stanley	09/15/2021	—	(7,103)
51,841,000 GBP	71,861,523 USD	Morgan Stanley	09/15/2021	585,228	—
169,902,000 HKD	21,838,772 USD	Morgan Stanley	09/15/2021	—	(7,446)
32,667,840 USD	40,869,000 CAD	Morgan Stanley	09/15/2021	—	(275,213)
28,211,000 CNY	4,343,829 USD	Standard Chartered	09/15/2021	—	(18,085)
12,692,856 USD	9,230,000 GBP	UBS	09/15/2021	—	(2,511)
Total				6,640,542	(2,224,420)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	174	12/2021	CAD	25,426,620	—	(92,822)
Euro-Bobl	119	09/2021	EUR	16,061,430	—	(55,300)
Euro-BTP	195	09/2021	EUR	29,891,550	—	(224,436)
Euro-Bund	76	09/2021	EUR	13,334,200	—	(100,620)
Euro-OAT	131	09/2021	EUR	21,114,580	—	(139,990)
Japanese 10-Year Government Bond	14	09/2021	JPY	2,130,240,000	—	(17,593)
Long Gilt	125	12/2021	GBP	16,030,000	—	(136,047)
MSCI EAFE Index	6,358	09/2021	USD	747,541,850	6,925,022	—
MSCI Emerging Markets Index	7,102	09/2021	USD	461,345,920	—	(11,789,071)
S&P 500 Index E-mini	8,066	09/2021	USD	1,823,117,650	48,550,809	—
S&P/TSX 60 Index	452	09/2021	CAD	111,182,960	982,905	—
TOPIX Index	247	09/2021	JPY	4,852,315,000	478,609	—
U.S. Treasury 10-Year Note	1,378	12/2021	USD	183,898,406	338,765	—
U.S. Treasury 5-Year Note	931	12/2021	USD	115,182,156	260,011	—
U.S. Ultra Bond 10-Year Note	86	12/2021	USD	12,729,344	33,334	—
Total					57,569,455	(12,555,879)

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 35	Morgan Stanley	06/20/2026	1.000	Quarterly	1.518	USD	568,910,000	2,354,758	—	—	2,354,758	—
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	2.772	USD	843,646,000	15,021,928	—	—	15,021,928	—
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.465	USD	368,350,000	846,575	—	—	846,575	—
Markit iTraxx Europe Crossover Index, Series 35	Morgan Stanley	06/20/2026	5.000	Quarterly	2.283	EUR	100,340,000	(8,815)	—	—	—	(8,815)
Total								18,214,446	—	—	18,223,261	(8,815)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	373,852,606	195,000,000	(70,316,212)	(9,774,205)	488,762,189	—	30,071,788	—	21,703,472
Columbia Short-Term Cash Fund, 0.061%
	1,427,191,383	2,109,791,367	(2,255,939,237)	12,766	1,281,056,279	—	(12,765)	220,097	1,281,184,397
Columbia Solutions Aggressive Portfolio
	1,244,985	—	—	70,139	1,315,124	—	—	—	97,417
Columbia Solutions Conservative Portfolio
	6,754,982	—	—	132,204	6,887,186	—	—	—	629,542
Total	1,809,043,956			(9,559,096)	1,778,020,778	—	30,059,023	220,097

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $463,854,969, which represents 10.44% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2021 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

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